Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets

	December 31, 2015	December 31, 2014
VAT and other tax credits	1,677	3,627
Insurance claims receivable, net	1,319	2,933
Deferred insurance premiums	834	669
Advances to suppliers	91	22
Other	2,313	3,367

Total prepaid expenses and other current assets	$ 6,234	$ 10,618